Cover	Mar. 17, 2022
Cover [Abstract]
Entity Registrant Name	KENILWORTH SYSTEMS CORPORATION
Entity Central Index Key	0000055234
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 17, 2022
Entity Incorporation State Country Code	NY
Entity Tax Identification Number	84-1641415
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	0-08962
Entity Address Address Line 1	15 Broad Street
Entity Address Address Line 2	Suite 2826
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10005
City Area Code	646
Local Phone Number	308-1364